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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor,

Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1.	Schedule of Investments

2011 QUARTERLY REPORT

LifePoints® Funds

Target Distribution Strategies

March 31, 2011

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Quarterly Report

March 31, 2011 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., a member of FINRA and part of Russell Investments.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 42.8%
Russell Short Duration Bond Fund	10,097	195
Russell Strategic Bond Fund	54,481	585

		780

Domestic Equities - 30.2%
Russell U.S. Core Equity Fund	8,246	243
Russell U.S. Quantitative Equity Fund	7,531	233
Russell U.S. Small & Mid Cap Fund	3,008	75

		551

International Equities - 23.8%
Russell Emerging Markets Fund	2,535	53
Russell Global Equity Fund	14,872	138
Russell International Developed Markets Fund	7,442	244

		435

Real Assets - 4.1%
Russell Global Real Estate Securities Fund	2,017	74

Total Investments - 100.9% (identified cost $1,628)		1,840

Other Assets and Liabilities, Net - (0.9%)		(16)

Net Assets - 100.0%		1,824

See accompanying notes which are an integral part of this quarterly report.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.7%
Other Russell Investment Company Series Mutual Funds

Bonds - 63.2%
Russell Short Duration Bond Fund	9,689	187
Russell Strategic Bond Fund	52,243	561

		748

Domestic Equities - 19.5%
Russell U.S. Core Equity Fund	3,456	102
Russell U.S. Quantitative Equity Fund	3,149	98
Russell U.S. Small & Mid Cap Fund	1,264	31

		231

International Equities - 15.4%
Russell Emerging Markets Fund	1,061	22
Russell Global Equity Fund	6,229	58
Russell International Developed Markets Fund	3,113	102

		182

Real Assets - 2.6%
Russell Global Real Estate Securities Fund	842	31

Total Investments - 100.7% (identified cost $1,103)		1,192

Other Assets and Liabilities, Net - (0.7%)		(8)

Net Assets - 100.0%		1,184

See accompanying notes which are an integral part of this quarterly report.

4	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 77.0%
Russell Short Duration Bond Fund	20,098	388
Russell Strategic Bond Fund	108,173	1,162

		1,550

Domestic Equities - 5.8%
Russell U.S. Core Equity Fund	1,746	51
Russell U.S. Quantitative Equity Fund	1,598	50
Russell U.S. Small & Mid Cap Fund	645	16

		117

International Equities - 4.5%
Russell Emerging Markets Fund	542	11
Russell Global Equity Fund	3,124	29
Russell International Developed Markets Fund	1,554	51

		91

Real Assets - 0.7%
Russell Global Real Estate Securities Fund	418	15

Short-Term Investments - 13.4%
Russell Money Market Fund	269,789	270

Total Investments - 101.4% (identified cost $1,975)		2,043

Other Assets and Liabilities, Net - (1.4%)		(29)

Net Assets - 100.0%		2,014

See accompanying notes which are an integral part of this quarterly report.

2027 Extended Distribution Fund — A Shares	5

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 48.2%
Russell Short Duration Bond Fund	18,344	354
Russell Strategic Bond Fund	98,749	1,061

		1,415

Domestic Equities - 27.5%
Russell U.S. Core Equity Fund	12,073	356
Russell U.S. Quantitative Equity Fund	11,024	341
Russell U.S. Small & Mid Cap Fund	4,444	110

		807

International Equities - 21.5%
Russell Emerging Markets Fund	3,738	79
Russell Global Equity Fund	21,608	200
Russell International Developed Markets Fund	10,750	352

		631

Real Assets - 3.7%
Russell Global Real Estate Securities Fund	2,904	108

Total Investments - 100.9% (identified cost $2,613)		2,961

Other Assets and Liabilities, Net - (0.9%)		(26)

Net Assets - 100.0%		2,935

See accompanying notes which are an integral part of this quarterly report.

6	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.5%
Other Russell Investment Company Series Mutual Funds

Bonds - 66.7%
Russell Short Duration Bond Fund	12,666	245
Russell Strategic Bond Fund	68,085	731

		976

Domestic Equities - 17.5%
Russell U.S. Core Equity Fund	3,838	113
Russell U.S. Quantitative Equity Fund	3,504	108
Russell U.S. Small & Mid Cap Fund	1,409	35

		256

International Equities - 13.9%
Russell Emerging Markets Fund	1,187	25
Russell Global Equity Fund	6,951	64
Russell International Developed Markets Fund	3,504	115

		204

Real Assets - 2.4%
Russell Global Real Estate Securities Fund	935	35

Total Investments - 100.5% (identified cost $1,351)		1,471

Other Assets and Liabilities, Net - (0.5%)		(8)

Net Assets - 100.0%		1,463

See accompanying notes which are an integral part of this quarterly report.

2017 Accelerated Distribution Fund — S Shares	7

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 46.1%
Russell Short Duration Bond Fund	10,191	197
Russell Strategic Bond Fund	54,850	589

		786

Domestic Equities - 3.4%
Russell U.S. Core Equity Fund	882	26
Russell U.S. Quantitative Equity Fund	808	25
Russell U.S. Small & Mid Cap Fund	325	8

		59

International Equities - 2.7%
Russell Emerging Markets Fund	273	6
Russell Global Equity Fund	1,582	14
Russell International Developed Markets Fund	787	26

		46

Real Assets - 0.5%
Russell Global Real Estate Securities Fund	212	8

Short-Term Investments - 47.7%
Russell Money Market Fund	813,855	814

Total Investments - 100.4% (identified cost $1,656)		1,713

Other Assets and Liabilities, Net - (0.4%)		(7)

Net Assets - 100.0%		1,706

See accompanying notes which are an integral part of this quarterly report.

8	2027 Extended Distribution Fund — S Shares

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — March 31, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with, as of the date of this Quarterly Report, 40 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. During the period covered by this Quarterly Report, the Underlying Funds include the Russell Short Duration Bond, Russell Strategic Bond, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets, Russell Global Real Estate Securities and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the market price at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such a pricing model, or the risks inherent in inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments.

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended March 31, 2011 were level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Notes to Quarterly Report	9

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares

Cost of Investments	$1,646,638	$1,104,905	$1,988,624

Unrealized Appreciation	$193,808	$87,144	$54,730
Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$193,808	$87,144	$54,730

	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
Cost of Investments	$2,632,282	$1,353,065	$1,658,000

Unrealized Appreciation	$328,339	$118,008	$54,789
Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$328,339	$118,008	$54,789

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report with the exception of the additional disclosure below.

Effective April 29, 2011, the Russell Investment Grade Bond, Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Opportunistic Credit Funds were added as Underlying Funds.

10	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — March 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	11

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-306

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 25, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 25, 2011